SHARE CAPITAL	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
SHARE CAPITAL	SHARE CAPITAL
As at June 30, 2023 and December 31, 2022, the Company is authorized to issue:
i.1,000,000,000 Exchangeable Class A Limited Voting Shares with a par value of $33.56 per share;
ii.500,000,000 Exchangeable Class A-1 Limited Non-Voting Shares with a par value of $33.56 per share;
iii.500,000 Class B Limited Voting Shares with a par value of $33.56 per share;
iv.1,000,000,000 Class C Non-Voting Shares with a par value of $1 per share;
v.100,000,000 Class A Senior Preferred Shares (issuable in series) with a par value of $25 per share;
vi.100,000,000 Class B Senior Preferred Shares (issuable in series) with a par value of CAD$25 per share;
vii.1,000,000,000 Class A Junior Preferred Shares (issuable in series) with a par value of $25 per share;
viii.1,000,000,000 Class B Junior Preferred Shares (issuable in series) with a par value of CAD$25 per share.
The share capital of the Company as at June 30, 2023 and December 31, 2022 comprises the following:

AS AT US$ MILLIONS, EXCEPT SHARE AMOUNTS	June 30, 2023		December 31, 2022
	Number of shares	Value	Number of shares	Value
Issued
Class A exchangeable shares	10,450,952	$448	9,594,989	$422
Class B shares	24,000	1	24,000	1
Class C shares	41,314,891	1,477	40,934,623	1,467
Class A junior preferred shares	100,460,280	2,635	100,460,280	2,580

The movement of shares issued and outstanding is as follows:
\

	2023
FOR THE PERIODS ENDED JUN. 30	Redeemable junior preferred shares	Class A exchangeable shares	Class B shares	Class C shares
Outstanding, January 1	100,460,280	9,594,989	24,000	40,934,623
Issued (Repurchased)
Issuances	—	1,165,000	—	380,268
Repurchases	—	(309,037)	—	—
Outstanding, March 31	100,460,280	10,450,952	24,000	41,314,891
Issuances	—	—	—	—
Outstanding, June 30	100,460,280	10,450,952	24,000	41,314,891

	2022
FOR THE PERIODS ENDED JUN. 30	Redeemable junior preferred shares	Class A exchangeable shares	Class B shares	Class C shares
Outstanding, January 1	—	10,877,989	24,000	23,544,548
Issued (Repurchased)
Issuances	—	—	—	—
Repurchases	—	—	—	—
Outstanding, March 31	—	10,877,989	24,000	23,544,548
Issuances	98,351,547	—	—	11,270,466
Outstanding, June 30	98,351,547	10,877,989	24,000	34,815,014
At June 30, 2023, there were $123 million of accrued dividends on Class A junior preferred shares (December 31, 2022 – $68 million). The redemption value equals to the carrying value as of June 30, 2023 and December 31, 2022.